Segment Information - Segment Reporting Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	2 Months Ended	3 Months Ended								12 Months Ended		11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Jan. 31, 2011	Mar. 31, 2011	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011 Successor	Dec. 31, 2012 Successor	Jan. 31, 2011 Predecessor	Dec. 31, 2010 Predecessor	Mar. 31, 2013 Minerals Sands	Mar. 31, 2012 Minerals Sands	Dec. 31, 2011 Minerals Sands Successor	Dec. 31, 2012 Minerals Sands Successor	Jan. 31, 2011 Minerals Sands Predecessor	Dec. 31, 2010 Minerals Sands Predecessor	Mar. 31, 2013 Pigment	Mar. 31, 2012 Pigment	Dec. 31, 2011 Pigment Successor	Dec. 31, 2012 Pigment Successor	Jan. 31, 2011 Pigment Predecessor	Dec. 31, 2010 Pigment Predecessor	Mar. 31, 2013 Corporate And Other [Member]	Mar. 31, 2012 Corporate And Other [Member]	Dec. 31, 2011 Corporate And Other [Member] Successor	Dec. 31, 2012 Corporate And Other [Member] Successor	Jan. 31, 2011 Corporate And Other [Member] Predecessor	Dec. 31, 2010 Corporate And Other [Member] Predecessor	Mar. 31, 2013 Eliminations [Member]	Mar. 31, 2012 Eliminations [Member]	Dec. 31, 2011 Eliminations [Member] Successor	Dec. 31, 2012 Eliminations [Member] Successor	Jan. 31, 2011 Eliminations [Member] Predecessor	Dec. 31, 2010 Eliminations [Member] Predecessor
Segment Reporting Information [Line Items]
Net Sales	$ 108	$ 267	$ 470	$ 482	$ 487	$ 429	$ 434	$ 383	$ 465	$ 428			$ 1,543	$ 1,832	$ 108	$ 1,218	$ 298	$ 83	$ 160	$ 760	$ 8	$ 109	$ 288	$ 362	$ 1,327	$ 1,246	$ 89	$ 1,005	$ 27	$ 31	$ 133	$ 128	$ 14	$ 153	$ (143)	$ (42)	$ (77)	$ (302)	$ (3)	$ (49)
Income (Loss) from Operations			(19)				113						302	25	20	210	96	51	42	156	2	7	(68)	109	323	57	20	163	(24)	(28)	(54)	(139)	(1)	40	(23)	(19)	(9)	(49)	(1)
Interest and debt expense			(27)				(8)						(30)	(65)	(3)	(50)
Loss on extinguishment of debt			(4)
Other expense			6				(1)						(10)	(7)	2	(8)
Gain on bargain purchase						1,061					185			1,055
Reorganization income (expense)	613											613			613	(145)
Income (Loss) from Continuing Operations before Income Taxes			(44)				104						262	1,008	632	7
Total Assets			6,015	5,511							5,511		1,657	5,511	1,448	1,098			228	3,164	221	152			1,217	1,680	987	564			224	725	241	382			(12)	(58)	(1)
Depreciation, Depletion and Amortization			73				22						79	211	4	50	49	4		125			21	15	67	71	3	40	3	3	12	15	1	10
Capital Expenditures			$ 45				$ 21						$ 133	$ 166	$ 6	$ 45	$ 31			$ 96			$ 13	$ 12	$ 117	$ 39	$ 4	$ 37	$ 1	$ 9	$ 16	$ 31	$ 1	$ 8					$ 1